Schedule III - Real Estate And Accumulated Depreciation (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Real estate related assets estimated useful life	5 years
Maximum [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Real estate related assets estimated useful life	30 years